INVESTMENT IN CONTENT	3 Months Ended
Feb. 28, 2022
Investment In Content
INVESTMENT IN CONTENT	10. INVESTMENT IN CONTENT As at February 28, 2022 and November 30, 2021, the investment in content represents the unamortized costs of film content in production.